Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	$ 79	$ 121
Long-Term Debt	12,385	7,441
Less: Cash and Cash Equivalents	(2,873)	(378)		$ (186)		$ (781)
Net debt	9,591	7,184		6,513
Net Earnings (Loss)	587	(2,379)	[1]	2,194	[1]
Add (Deduct):
Interest Income	(23)	(9)	[1]	(12)	[1]
Foreign Exchange (Gain) Loss, Net	(174)	(181)	[1]	(404)	[1]
Re-measurement of Contingent Payment	(575)	80	[1]	(164)	[1]
Other (Income) Loss, Net	$ (309)	$ 40	[1]	$ 9	[1]
Net Debt to Adjusted EBITDA	120.00%	1190.00%		160.00%
Rolling Twelve Month Basis
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	$ 79	$ 121		$ 0
Long-Term Debt	12,385	7,441		6,699
Less: Cash and Cash Equivalents	(2,873)	(378)		(186)
Net debt	9,591	7,184		6,513
Net Earnings (Loss)	587	(2,379)		2,194
Add (Deduct):
Finance Costs	1,082	536		511
Interest Income	(23)	(9)		(12)
Income Tax Expense (Recovery)	728	(851)		(797)
Depreciation, Depletion and Amortization	5,886	3,464		2,249
E&E Write-Down	18	91		82
Unrealized (Gain) Loss on Risk Management	2	56		149
Foreign Exchange (Gain) Loss, Net	(174)	(181)		(404)
Re-measurement of Contingent Payment	575	(80)		164
(Gain) Loss on Divestitures of Assets	(229)	(81)		(2)
Other (Income) Loss, Net	(309)	40		9
(Income) Loss From Equity-Accounted Affiliates	(57)	0		0
Adjusted EBITDA	$ 8,086	$ 606		$ 4,143

[1]	See Note 3(w) for revisions to comparative results.